Transactions with Related Parties - Allseas (Details)			12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	May 31, 2014 Allseas Marine - Management Agreements USD ($)	May 31, 2014 Allseas Marine - Management Agreements EUR (€)	Dec. 31, 2013 Allseas Marine - Management Agreements USD ($)	Dec. 31, 2013 Allseas Marine - Management Agreements EUR (€)	May 31, 2013 Allseas Marine - Management Agreements USD ($)	May 31, 2013 Allseas Marine - Management Agreements EUR (€)	May 31, 2012 Allseas Marine - Management Agreements USD ($)	May 31, 2012 Allseas Marine - Management Agreements EUR (€)	Dec. 31, 2013 Allseas Marine - Executive Services Agreement USD ($)	Dec. 31, 2012 Allseas Marine - Executive Services Agreement USD ($)	Dec. 31, 2011 Allseas Marine - Executive Services Agreement USD ($)	Dec. 31, 2013 Allseas Marine - Accounting Agreement USD ($)	Dec. 31, 2013 Allseas Marine - Accounting Agreement EUR (€)	Dec. 31, 2013 Allseas Marine S.A. USD ($)	Dec. 31, 2012 Allseas Marine S.A. USD ($)	Dec. 31, 2011 Allseas Marine S.A. USD ($)	Dec. 31, 2013 Allseas Marine S.A. EUR (€)
Related Party Transaction [Line Items]
Charter Hire Commission payable to the Management company					1.25%	1.25%
Commission rate payable to the management company for the purchase and sale of vessels					1.00%	1.00%
Daily management fee			$ 888	€ 643.77			$ 876	€ 634.88	$ 855	€ 620
Euro / U.S. dollar exchange rate	1.3792
Vessel pre-delivery services lump-sum fee					15,000
Superintendents Management fee payable					690	500
Annual executive services fee payable											2,200,000	1,800,000	1,800,000
Incentive compensation for executive services											813,000	792,660	130,430
Annual fee payable for financial accounting services														344,800	250,000
Annual fee per vessel payable for Financial reporting services														30,000
Compensation for involuntary termination of contract																4,137,600			3,000,000
Capitalized expenses																0	670,988	1,983,750
Due from related parties	$ 3,059,450	$ 3,987,430														$ 3,024,992	$ 3,952,972